CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (Statement) - JPY (¥) ¥ in Millions	Sep. 30, 2025	Mar. 31, 2025 [1]
Current assets:
Cash and cash equivalents	¥ 8,970	¥ 8,584
Cash segregated as deposits	57,305	51,655
Customer accounts receivable	1,250	1,086
Other financial assets	114	62
Crypto assets held	63,246	44,680
Other current assets	692	1,035
Total current assets	131,577	107,102
Noncurrent assets:
Property and equipment	1,683	1,909
Intangible assets	2,853	2,529
Crypto asset held	107	43
Other financial assets	519	433
Deferred tax assets	303	337
Other non-current assets	28	0
Total non-current assets	5,493	5,251
Total assets	137,070	112,353
Current liabilities:
Deposits received	56,925	50,911
Other financial liabilities	3,462	2,826
Crypto asset borrowings	62,844	44,479
Income taxes payable	715	799
Excise tax payable	0	303
Other current liabilities	578	536
Total current liabilities	124,524	99,854
Non-current liabilities:
Other financial liabilities	1,211	901
Warrant liability	518	410
Provisions	342	340
Deferred tax liabilities	58	79
Total non-current liabilities	2,129	1,730
Total Liabilities	126,654	101,584
Equity:
Ordinary shares	213	213
Capital surplus	13,401	13,317
Share-based payment reserve	535	0
Treasury shares	(4)	(4)
Retained earnings (accumulated deficit)	(3,792)	(2,770)
Foreign currency translation adjustment	63	13
Total equity	10,416	10,769
Total liabilities and equity	¥ 137,070	¥ 112,353

[1]	* The comparative information is restated due to the adjustments made to the provisional amounts of Next Finance's identifiable assets acquired and liabilities assumed. See Note 1 “Reporting Entity"